UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
October 31, 2011

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 118.4% (83.6% of Total Investments) (4)
	Aerospace & Defense – 0.4% (0.3% of Total Investments)
$408	DAE Aviation Holdings, Inc., Term Loan B1	5.430%	7/31/14	B	$ 396,897
392	DAE Aviation Holdings, Inc., Term Loan B2	5.430%	7/31/14	B	380,766
800	Total Aerospace & Defense				777,663
	Airlines – 1.0% (0.7% of Total Investments)
2,000	Delta Air Lines, Inc. Revolving Loan, Delayed Draw, (7), (14)	0.750%	3/28/13	Ba2	(121,250)
2,483	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB-	2,412,094
4,483	Total Airlines				2,290,844
	Auto Components – 2.4% (1.7% of Total Investments)
889	Autoparts Holdings, Ltd., Term Loan, Second Lien	10.500%	1/29/18	B-	871,112
3,017	Federal-Mogul Corporation, Tranche B, Term Loan	2.178%	12/29/14	Ba3	2,860,325
1,540	Federal-Mogul Corporation, Tranche C, Term Loan	2.178%	12/28/15	Ba3	1,459,745
5,446	Total Auto Components				5,191,182
	Automobiles – 0.6% (0.5% of Total Investments)
1,495	Chrysler Group LLC, Term Loan	6.000%	5/24/17	BB	1,416,823
	Biotechnology – 2.5% (1.8% of Total Investments)
1,250	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	1,246,875
667	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	660,001
1,796	Grifols, Term Loan	6.000%	6/01/17	BB	1,803,355
1,995	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	1,795,816
5,708	Total Biotechnology				5,506,047
	Building Products – 1.3% (0.9% of Total Investments)
2,000	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	2,013,750
863	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	864,721
2,863	Total Building Products				2,878,471
	Capital Markets – 0.5% (0.3% of Total Investments)
293	BNY Convergex Group LLC, Incremental Term Loan	5.250%	12/19/16	B+	295,745
699	BNY Convergex Group LLC, Term Loan	5.250%	12/19/16	B+	704,819
992	Total Capital Markets				1,000,564
	Chemicals – 3.0% (2.1% of Total Investments)
750	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	754,375
801	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	Ba3	824,126
817	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	Ba3	840,107
705	Styron S.a.r.l. Corporation,Term Loan	6.000%	8/02/17	B+	647,861
3,474	Univar, Inc., Term Loan	5.000%	6/30/17	B	3,404,275
6,547	Total Chemicals				6,470,744
	Commercial Banks – 0.4% (0.3% of Total Investments)
998	SourceHov LLC, Term Loan B, First Lien	6.625%	4/28/17	B+	847,875
	Commercial Services & Supplies – 0.7% (0.5% of Total Investments)
1,599	Ceridian Corporation, US Term Loan, WI/DD	TBD	TBD	B1	1,464,990
	Communications Equipment – 4.5% (3.2% of Total Investments)
3,018	Intelsat, Term Loan	5.250%	4/02/18	BB-	3,009,679
6,370	Avaya, Inc., Term Loan	3.064%	10/27/14	B1	6,089,077
865	Telcordia Technologies, Inc., New Term Loan	6.750%	4/30/16	B+	860,331
10,253	Total Communications Equipment				9,959,087
	Consumer Finance – 0.7% (0.5% of Total Investments)
1,625	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	1,496,693
	Containers & Packaging – 0.4% (0.3% of Total Investments)
935	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	945,871
	Diversified Consumer Services – 2.5% (1.7% of Total Investments)
2,148	Cengage Learning Acquisitions, Inc., Term Loan	2.500%	7/03/14	B+	1,853,292
484	Advantage Sales and Marketing, Inc., Term Loan, First Lien	5.250%	12/18/17	B+	476,525
1,191	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,191,000
1,990	Laureate Education, Inc., Extended Term Loan	5.250%	6/16/18	B1	1,868,112
5,813	Total Diversified Consumer Services				5,388,929
	Diversified Financial Services – 1.5% (1.1% of Total Investments)
1,689	FoxCo Acquisition Sub LLC, Term Loan	4.750%	7/14/15	B+	1,646,955
1,714	UPC Broadband Holding BV, Term Loan, Tranche AB, WI/DD	TBD	TBD	Ba3	1,701,429
3,403	Total Diversified Financial Services				3,348,384
	Diversified Telecommunication Services – 3.2% (2.3% of Total Investments)
2,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.746%	3/06/14	BB+	1,947,500
2,000	Intelsat, Unsecured Term Loan	2.905%	2/01/14	B	1,915,000
2,267	Level 3 Financing, Inc., Term Loan	2.648%	3/13/14	Ba3	2,211,888
994	WideOpenWest Finance LLC, Term Loan, First Lien	2.745%	6/30/14	B1	950,562
7,261	Total Diversified Telecommunication Services				7,024,950
	Electric Utilities – 0.3% (0.2% of Total Investments)
854	TXU Corporation, 2014 Term Loan	3.760%	10/10/14	B2	643,724
	Electrical Equipment – 0.3% (0.2% of Total Investments)
597	Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	588,045
	Electronic Equipment & Instruments – 1.3% (0.9% of Total Investments)
995	NDS Group, Ltd., Term Loan	4.000%	3/12/18	Ba2	978,831
2,000	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,820,000
2,995	Total Electronic Equipment & Instruments				2,798,831
	Energy Equipment & Services – 0.5% (0.4% of Total Investments)
1,108	Gibson Energy, ULC, Term Loan	5.750%	6/15/18	BB-	1,111,104
	Food & Staples Retailing – 5.1% (3.6% of Total Investments)
4,333	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	4,322,951
7,373	U.S. Foodservice, Inc., Term Loan	2.748%	7/03/14	B	6,862,284
11,706	Total Food & Staples Retailing				11,185,235
	Food Products – 2.3% (1.6% of Total Investments)
1,000	Great Atlantic and Pacific Tea Company, Inc., Term Loan	8.750%	6/14/12	BB-	1,005,000
1,793	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,779,661
1,980	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	1,965,976
222	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	224,624
4,995	Total Food Products				4,975,261
	Health Care Equipment & Supplies – 2.7% (1.9% of Total Investments)
5,000	Chiron Merger Sub, Inc., Term Loan, WI/DD	TBD	TBD	Ba2	5,019,920
234	Fenwal, Inc., Delayed Term Loan	2.573%	2/28/14	B	218,091
743	Fenwal, Inc., Term Loan	2.573%	2/28/14	B	692,119
5,977	Total Health Care Equipment & Supplies				5,930,130
	Health Care Providers & Services – 11.7% (8.3% of Total Investments)
2,373	Community Health Systems, Inc., Term Loan	2.569%	7/25/14	BB	2,308,473
1,452	Sun Healthcare Group, Inc., Term Loan	7.500%	10/18/16	Ba2	1,111,120
1,478	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,448,873
122	Community Health Systems, Inc., Delayed Term Loan	2.569%	7/25/14	BB	118,441
122	Community Health Systems, Inc., Extended Term Loan	3.819%	1/25/17	BB	118,171
656	Gentiva Health Services, Inc., Term Loan B	4.750%	8/17/16	Ba3	588,653
3,591	Golden Living, Term Loan	5.000%	5/04/18	B+	3,282,577
256	HCA, Inc., Tranche B2, Term Loan	3.619%	3/31/17	BB	248,765
1,126	Healthspring, Term Loan	6.000%	10/21/16	BB-	1,120,047
1,829	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	1,709,881
747	LifeCare Holdings, Inc., Term Loan Add On	13.651%	2/01/16	Caa1	711,067
4,137	LifeCare, Term Loan	8.148%	2/01/16	Caa1	3,940,614
916	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	888,688
1,493	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,380,562
447	Renal Advantage, Inc., Tranche B, Term Loan	5.750%	12/17/16	Ba3	447,183
1,995	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,855,350
1,192	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	1,122,650
1,752	Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	1,743,928
1,554	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,545,397
27,238	Total Health Care Providers & Services				25,690,440
	Health Care Technology – 1.7% (1.2% of Total Investments)
3,633	Emdeon Business Services LLC, Term Loan, WI/DD	TBD	TBD	Ba3	3,661,720
	Hotels, Restaurants & Leisure – 9.1% (6.4% of Total Investments)
1,975	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	1,924,391
1,000	Harrah’s Operating Company, Inc., Term Loan B1	3.418%	1/28/15	B	885,893
1,000	Harrah’s Operating Company, Inc., Term Loan B2	3.358%	1/28/15	B	883,750
983	Harrah’s Operating Company, Inc., Term Loan B3	3.417%	1/28/15	B	869,527
1,136	Orbitz Worldwide, Inc., Term Loan	3.309%	7/25/14	B+	988,808
1,400	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	1,365,000
3,439	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	3,426,175
995	Dunkin Brands, Inc., Term Loan B2	4.000%	11/23/17	B	995,000
1,611	Herbst Gaming LLC, Term Loan	10.000%	12/31/15	B+	1,607,010
404	OSI Restaurant Partners LLC, Revolver	3.158%	6/14/13	B+	386,966
3,773	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	3,613,126
1,000	QCE LLC, Term Loan	5.996%	11/05/13	Caa1	170,000
704	Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	703,407
1,023	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	1,018,310
1,100	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	1,103,438
21,543	Total Hotels, Restaurants & Leisure				19,940,801
	Household Durables – 1.0% (0.7% of Total Investments)
2,190	Spectrum Brands, Inc., Term Loan	5.001%	6/17/16	B1	2,186,849
	Household Products – 1.1% (0.8% of Total Investments)
2,478	Visant Corporation, Term Loan	5.250%	12/22/16	BB-	2,356,722
	Industrial Conglomerates – 1.1% (0.7% of Total Investments)
665	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	652,116
920	Evertec, Inc., Term Loan	5.250%	9/30/16	BB-	915,160
760	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	748,600
2,345	Total Industrial Conglomerates				2,315,876
	Internet Software & Services – 4.5% (3.2% of Total Investments)
1,900	Sabre, Inc., Term Loan	2.297%	9/30/14	B1	1,671,660
2,217	Go Daddy Operating Co., LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	2,218,052
1,440	Open Solutions, Inc., Term Loan B	2.545%	1/23/14	BB-	1,242,469
1,957	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	1,956,773
3,000	Web.com, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	2,694,375
10,514	Total Internet Software & Services				9,783,329
	IT Services – 9.0% (6.3% of Total Investments)
2,134	First Data Corporation, Term Loan B1	2.995%	9/24/14	B+	1,977,286
536	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.000%	7/28/15	B+	507,797
1,500	Attachmate Corporation, Term Loan, DD1	6.500%	4/27/17	BB-	1,468,125
1,133	First Data Corporation, Extended Term Loan	4.245%	3/26/18	B+	984,670
1,572	First Data Corporation, Term Loan B2	2.995%	9/24/14	B+	1,456,987
181	First Data Corporation, Term Loan B3	2.995%	9/24/14	B+	167,353
4,334	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	4,317,632
1,126	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	8.260%	9/02/14	B-	640,223
1,082	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.496%	3/02/14	CCC+	892,375
994	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	899,586
1,868	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.496%	3/02/14	CCC+	1,522,692
1,021	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.000%	7/28/15	B+	982,067
2,000	SRA International, Term Loan	6.500%	7/20/18	B1	1,900,834
393	Syniverse Holdings, Inc., Term Loan	5.250%	12/21/17	BB-	394,479
1,500	VFH Parent LLC, Term Loan	7.500%	7/08/16	BBB-	1,481,250
21,374	Total IT Services				19,593,356
	Leisure Equipment & Products – 3.2% (2.2% of Total Investments)
1,815	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,798,782
2,000	Academy, Ltd., Term Loan	6.000%	8/03/18	B	1,986,666
3,229	Bombardier Recreational Products, Inc., Term Loan	2.899%	6/28/13	B2	3,140,463
7,044	Total Leisure Equipment & Products				6,925,911
	Media – 7.4% (5.2% of Total Investments)
591	Emmis Operating Company, Term Loan	4.363%	11/01/13	Caa2	538,136
1,463	Gray Television, Inc., Term Loan B	3.740%	12/31/14	B	1,434,065
910	Tribune Company, Term Loan B, (5)	0.000%	6/04/14	Ca	577,265
4,890	Univision Communications, Inc., Term Loan	4.496%	3/31/17	B+	4,445,737
1,858	Yell Group PLC, Term Loan	3.996%	7/31/14	N/R	550,641
1,432	Carmike Cinemas, Inc., Term Loan	5.500%	1/27/16	B1	1,425,305
2,000	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/16/18	Ba2	1,980,000
1,000	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	985,000
594	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	590,551
615	Miramax Film LLC, Term Loan	7.750%	6/22/16	Ba2	614,872
2,935	Spanish Broadcasting System, Inc., Term Loan B	2.000%	6/11/12	B-	2,641,161
976	SuperMedia, Term Loan	11.000%	12/31/15	B-	441,853
19,264	Total Media				16,224,586
	Metals & Mining – 0.3% (0.2% of Total Investments)
595	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	593,512
	Multiline Retail – 0.9% (0.6% of Total Investments)
998	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	980,044
1,000	Neiman Marcus Group, Inc., Term Loan	4.750%	5/16/18	BB-	973,125
1,998	Total Multiline Retail				1,953,169
	Oil, Gas & Consumable Fuels – 2.3% (1.7% of Total Investments)
1,876	Western Refining, Inc., Term Loan	7.500%	3/15/17	B	1,886,728
330	Alon USA Energy, Inc., Edgington Facility	2.557%	8/05/13	B+	300,618
2,643	Alon USA Energy, Inc., Paramount Facility	2.549%	8/05/13	B+	2,404,853
509	Big West Oil LLC, Term Loan	7.000%	3/31/16	B+	515,132
5,358	Total Oil, Gas & Consumable Fuels				5,107,331
	Paper & Forest Products – 2.9% (2.0% of Total Investments)
2,738	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	2,806,508
3,680	Wilton Products, Term Loan	3.546%	8/01/14	N/R	3,447,687
6,418	Total Paper & Forest Products				6,254,195
	Personal Products – 0.7% (0.5% of Total Investments)
830	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	829,698
720	Revlon Consumer Products Corporation, Term Loan	4.750%	11/19/17	BB-	717,715
1,550	Total Personal Products				1,547,413
	Pharmaceuticals – 3.6% (2.5% of Total Investments)
1,112	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,086,589
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	D	41,250
2,894	Graceway Pharmaceuticals LLC, Term Loan, (5)	7.000%	5/03/12	D	1,710,851
2,394	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	2,373,052
1,197	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	1,190,399
599	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	595,200
823	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	818,399
11,019	Total Pharmaceuticals				7,815,740
	Professional Services – 0.9% (0.7% of Total Investments)
1,704	U.S. Investigations Services, Inc., Term Loan	7.750%	2/21/15	B+	1,682,791
629	Vertrue Inc., Term Loan	5.370%	8/16/14	B3	333,276
2,333	Total Professional Services				2,016,067
	Real Estate Investment Trust – 1.7% (1.2% of Total Investments)
2,049	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	2,036,954
900	Walter Investment Management Corporation, Term Loan, First Lien	7.750%	6/30/16	B+	900,000
900	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	895,500
3,849	Total Real Estate Investment Trust				3,832,454
	Real Estate Management & Development – 3.2% (2.3% of Total Investments)
1,722	Realogy Corporation, Delayed Term Loan	4.522%	10/10/16	B1	1,513,788
3,901	Capital Automotive LP, Tranche B	5.000%	3/11/17	Ba3	3,851,823
1,706	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,706,250
7,329	Total Real Estate Management & Development				7,071,861
	Road & Rail – 1.8% (1.3% of Total Investments)
3,602	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	3,614,584
386	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	Ba1	387,972
3,988	Total Road & Rail				4,002,556
	Semiconductors & Equipment – 1.9% (1.3% of Total Investments)
1,181	Freescale Semiconductor, Inc., Term Loan	4.489%	12/01/16	Ba3	1,139,644
1,990	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	1,920,350
1,108	Spansion LLC, Term Loan	4.750%	2/09/15	BB+	1,088,260
4,279	Total Semiconductors & Equipment				4,148,254
	Software – 3.6% (2.5% of Total Investments)
4,000	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	3,869,000
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.619%	6/01/15	CCC	1,710,000
1,359	IPC Systems, Inc., Term Loan	2.619%	6/02/14	B1	1,239,927
993	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	976,373
8,352	Total Software				7,795,300
	Specialty Retail – 4.5% (3.2% of Total Investments)
2,155	Michaels Stores, Inc., Term Loan B1	2.662%	10/31/13	B+	2,118,339
1,432	Toys “R” Us - Delaware Inc., Term Loan	6.000%	9/01/16	BB-	1,414,116
878	Toys “R” Us - Delaware Inc., Term Loan	5.250%	5/17/18	BB-	856,586
1,975	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	1,936,205
412	Claire’s Stores, Inc., Term Loan B	3.027%	5/29/14	B	366,222
995	J Crew Group, Term Loan	4.750%	3/07/18	B1	936,046
2,239	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	2,160,394
10,086	Total Specialty Retail				9,787,908
	Wireless Telecommunication Services – 2.2% (1.6% of Total Investments)
1,898	Asurion LLC, Term Loan, First Lien	5.500%	5/24/18	Ba3	1,878,985
3,820	Clear Channel Communications, Inc., Tranche B, Term Loan	3.896%	1/29/16	CCC+	3,028,046
5,718	Total Wireless Telecommunication Services				4,907,031
$278,948	Total Variable Rate Senior Loan Interests (cost $269,217,145)				258,753,828

Shares	Description (1)				Value
	Common Stocks – 1.6% (1.1% of Total Investments)
	Building Products – 1.1% (0.7% of Total Investments)
88,501	Masonite Worldwide Holdings, (8)				$ 2,389,527
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (6), (8)				232,153
	Media – 0.4% (0.3% of Total Investments)
51,773	Metro-Goldwyn-Mayer, (6), (8)				906,028
	Total Common Stocks (cost $7,815,284)				3,527,708

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.4% (0.3% of Total Investments)
	Communications Equipment – 0.4% (0.3% of Total Investments)
$850	Nortel Networks Corp., (5), (13)	1.750%	4/15/12	N/R	$ 820,250
$850	Total Convertible Bonds (cost $710,500)				820,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 12.4% (8.8% of Total Investments)
	Communications Equipment – 0.7% (0.5% of Total Investments)
$1,000	Avaya Inc.	9.750%	11/01/15	CCC+	$ 885,000
650	Nortel Networks Limited, (6)	10.750%	7/15/16	N/R	716,625
1,650	Total Communications Equipment				1,601,625
	Diversified Financial Services – 0.5% (0.3% of Total Investments)
1,000	CIT Group Inc.	7.000%	5/01/16	B+	1,001,250
	Health Care Equipment & Supplies – 1.3% (0.9% of Total Investments)
1,700	Chiron Merger Sub Inc., 144A, WI/DD	10.500%	11/01/18	B	1,719,125
1,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	1,050,000
2,700	Total Health Care Equipment & Supplies				2,769,125
	Health Care Providers & Services – 1.4% (1.0% of Total Investments)
1,000	HCA Inc., (13)	8.500%	4/15/19	BB	1,100,000
660	Select Medical Corporation	7.625%	2/01/15	CCC+	613,800
1,000	Select Medical Corporation	6.267%	9/15/15	CCC+	855,000
500	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	511,250
3,160	Total Health Care Providers & Services				3,080,050
	Household Products – 1.0% (0.7% of Total Investments)
2,000	Sprectum Brands Inc.	9.500%	6/15/18	B1	2,220,000
	IT Services – 1.4% (1.0% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	B+	2,970,000
	Machinery – 0.8% (0.6% of Total Investments)
2,000	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,700,000
	Media – 1.8% (1.3% of Total Investments)
1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	790,000
1,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	730,000
3,200	Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	1,568,000
855	Readers Digest Association	9.500%	2/15/17	B3	684,000
200	WM Finance Corporation, 144A	11.500%	10/01/18	B-	199,500
6,255	Total Media				3,971,500
	Oil, Gas & Consumable Fuels – 0.5% (0.4% of Total Investments)
1,100	Western Refining Inc., 144A	10.750%	6/15/14	B	1,160,500
	Paper & Forest Products – 0.3% (0.2% of Total Investments)
1,000	Verso Paper Holdings LLC	4.180%	8/01/14	B	740,000
	Pharmaceuticals – 1.9% (1.3% of Total Investments)
2,000	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	1,680,000
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB	1,980,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB	492,500
4,500	Total Pharmaceuticals				4,152,500
	Road & Rail – 0.4% (0.3% of Total Investments)
1,000	Avis Budget Car Rental	2.786%	5/15/14	B	935,000
	Software – 0.4% (0.3% of Total Investments)
850	SoftBrands Inc/Atlantis, 144A	11.500%	7/15/18	B-	816,000
	Specialty Retail – 0.0% (0.0% of Total Investments)
480	Local Insight Regatta Holdings, (5)	11.000%	12/01/17	Caa3	5
$ 30,695	Total Corporate Bonds (cost $28,025,549)				27,117,555

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 8.8% (6.2% of Total Investments)
$ 19,309	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $19,308,932, collateralized by $19,305,000 U.S. Treasury Notes, 1.250%, due 10/31/15, value $19,695,617	0.010%	11/01/11		$ 19,308,927
	Total Short-Term Investments (cost $19,308,927)				19,308,927
	Total Investments (cost $325,077,405) – 141.6%				309,528,268
	Borrowings – (34.5)% (9), (10)				(75,500,000)
	Other Assets Less Liabilities – (7.1)% (11)				(15,379,177)
	Net Assets Applicable to Common Shares – 100%				$ 218,649,091

Investments in Derivatives at October 31, 2011:

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive			Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date (12)	Date	(Depreciation)
Goldman Sachs	$18,487,500	Receive	1-Month USD-LIBOR	0.344%	Monthly	4/20/11	4/20/12	$ (4,777)
Goldman Sachs	18,487,500	Receive	1-Month USD-LIBOR	1.300	Monthly	4/20/11	4/20/14	(380,188)
Morgan Stanley	18,487,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/11	4/20/16	(955,168)
								$(1,340,133)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$ —	$ 258,753,828	$ —	$ 258,753,828
Common Stocks*	—	3,527,708	—	3,527,708
Convertible Bonds	—	820,250	—	820,250
Corporate Bonds	—	27,117,555	—	27,117,555
Short-Term Investments	—	19,308,927	—	19,308,927
Derivatives:
Interest Rate Swaps**	—	(1,340,133)	—	(1,340,133)
Total	$ —	$308,188,135	$ —	$ 308,188,135
* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Net unrealized appreciation on interest rate swaps*	$ —	Net unrealized depreciation on interest rate swaps*	$ 1,340,133
* Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $325,274,984.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation					$ 5,362,323
Depreciation					(21,109,039)

Net unrealized appreciation (depreciation) of investments					$ (15,746,716)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2011.
(8)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(9)	Borrowings as a percentage of Total Investments is 24.4%.
(10)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(11)	Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at October 31, 2011.
(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(13)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.
(14)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at October 31, 2011. At October 31, 2011, the Fund had unfunded Senior Loan commitments of $2,000,000.

N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK	Payment in-kind.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2011